Transamerica Floating Rate

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 87.4%
Aerospace & Defense - 0.2%
TransDigm, Inc. Term Loan J, 3-Month Term SOFR + 2.50%, 7.84% (A), 02/28/2031	$ 498,750	$ 499,928
Automobile Components - 0.8%
First Brands Group LLC Term Loan, 3-Month Term SOFR + 5.00%, 10.25% (A), 03/30/2027	2,182,644	2,166,615
Beverages - 0.8%
Badger Buyer Corp. Term Loan B, 1-Month Term SOFR + 3.50%, 8.96% (A), 09/30/2024	1,417,362	1,357,124
Naked Juice LLC Term Loan, 3-Month Term SOFR + 3.25%, 8.68% (A), 01/24/2029	986,202	876,180
		2,233,304
Broadline Retail - 0.1%
Highline Aftermarket Acquisition LLC Term Loan B, 1-Month Term SOFR + 4.50%, 9.94% (A), 11/09/2027	256,388	257,028
Building Products - 3.0%
Chamberlain Group, Inc.
Term Loan B, 1-Month Term SOFR + 3.50%, 8.84% (A), 11/03/2028	249,375	248,596
Term Loan B, 1-Month Term SOFR + 3.25%, 8.69% (A), 11/03/2028	994,898	992,566
Cornerstone Building Brands, Inc.
Term Loan B, 1-Month Term SOFR + 3.25%, 8.68% (A), 04/12/2028	497,429	470,485
Term Loan B, 1-Month Term SOFR + 4.50%, 9.83% (A), 05/02/2031	1,250,000	1,189,584

Emrld Borrower LP Term Loan B, TBD, 06/18/2031 (B)(C)	1,000,000	999,750
Hobbs & Associates LLC Term Loan B, 3-Month Term SOFR + 3.25%, 8.59% (A), 07/23/2031	1,363,636	1,367,045
LBM Acquisition LLC
Term Loan B, 1-Month Term SOFR + 3.75%, 9.19% (A), 12/17/2027 (C)	1,491,035	1,469,787
Term Loan B, 3-Month Term SOFR + 3.75%, 9.18% (A), 06/06/2031	500,000	481,250

Tamko Building Products LLC Term Loan, 1-Month Term SOFR + 3.25%, 8.60% (A), 09/20/2030	1,183,479	1,185,698
		8,404,761
	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets - 1.4%
Deerfield Dakota Holding LLC Term Loan B, 3-Month Term SOFR + 3.75%, 9.08% (A), 04/09/2027	$ 726,853	$ 726,308
FinCo I LLC Term Loan, 3-Month Term SOFR + 3.00%, 8.26% (A), 06/27/2029	396,000	397,856
Ion Trading Technologies SARL Term Loan, 3-Month Term SOFR + 4.00%, 9.35% (A), 04/01/2028	1,023,715	1,021,582
Victory Capital Holdings, Inc.
Term Loan B, 3-Month Term SOFR + 2.25%, 7.66% (A), 12/29/2028	727,695	727,877
Term Loan B, 3-Month Term SOFR + 2.25%, 7.66% (A), 07/01/2026	5,962	5,964

WEC US Holdings Ltd. Term Loan, 1-Month Term SOFR + 2.75%, 8.09% (A), 01/27/2031	1,003,683	1,005,553
		3,885,140
Chemicals - 0.8%
LSF11 A5 Holdco LLC Term Loan B, 1-Month Term SOFR + 3.50%, 8.96% (A), 10/15/2028	963,427	965,033
Olympus Water US Holding Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 9.10% (A), 06/20/2031	400,000	400,958
SCIH Salt Holdings, Inc. Term Loan B, 3-Month Term SOFR + 3.50%, 8.76% (A), 03/16/2027	990,657	993,530
		2,359,521
Commercial Services & Supplies - 9.5%
ADMI Corp.
Term Loan B2, 1-Month Term SOFR + 3.38%, 8.83% (A), 12/23/2027	435,375	423,184
Term Loan B3, 1-Month Term SOFR + 3.75%, 9.21% (A), 12/23/2027	388,001	379,514
Term Loan B5, 1-Month Term SOFR + 5.75%, 11.09% (A), 12/23/2027	497,500	498,744

Allied Universal Holdco LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.19% (A), 05/12/2028	2,241,680	2,239,999
American Auto Auction Group LLC Term Loan B, 3-Month Term SOFR + 5.00%, 10.48% (A), 12/30/2027	1,496,164	1,497,410
American Residential Services LLC Term Loan B, 3-Month Term SOFR + 3.50%, 9.10% (A), 10/15/2027	997,416	999,910
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)

APi Group DE, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 7.35% (A), 01/03/2029	$ 1,000,000	$ 1,001,250
APX Group, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, Prime Rate + 1.75%, 8.30% (A), 07/10/2028	984,810	986,041
Asurion LLC
Term Loan B10, 1-Month Term SOFR + 4.00%, 9.44% (A), 08/19/2028	491,250	486,568
Term Loan B9, 1-Month Term SOFR + 3.25%, 8.71% (A), 07/31/2027	1,066,675	1,055,436

BIFM US Finance LLC Term Loan, 1-Month Term SOFR + 4.25%, 9.59% (A), 05/31/2028	1,511,106	1,516,773
Corporation Service Co. Term Loan B, 1-Month Term SOFR + 2.50%, 7.84% (A), 11/02/2029	455,834	456,783
Creative Artists Agency LLC Term Loan B, 1-Month Term SOFR + 3.25%, 8.59% (A), 11/27/2028	1,210,046	1,216,853
Garda World Security Corp. Term Loan B, 3-Month Term SOFR + 4.25%, 9.59% (A), 02/01/2029	1,660,686	1,665,253
Homeserve USA Holding Corp. Term Loan B, 1-Month Term SOFR + 2.50%, 7.85% (A), 10/21/2030	997,500	998,902
Jadex, Inc. Term Loan, 1-Month Term SOFR + 4.75%, 10.21% (A), 02/18/2028	926,947	894,890
Kingpin Intermediate Holdings LLC Term Loan B, 1-Month Term SOFR + 3.50%, 8.84% (A), 02/08/2028	1,619,687	1,615,133
LRS Holdings LLC Term Loan B, 1-Month Term SOFR + 4.25%, 9.71% (A), 08/31/2028	1,418,724	1,330,054
PG Investment Company 59 SARL Term Loan B, 3-Month Term SOFR + 3.50%, 8.83% (A), 03/26/2031	350,000	352,078
Prime Security Services Borrower LLC Term Loan B, 1-Month Term SOFR + 2.25%, 7.58% (A), 10/13/2030	1,000,000	1,002,188
Ryan LLC Term Loan, 1-Month Term SOFR + 3.50%, 8.84% (A), 11/14/2030	1,629,250	1,632,305
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)

Spin Holdco, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 9.60% (A), 03/04/2028	$ 705,260	$ 575,794
Technimark Holdings LLC Term Loan, 1-Month Term SOFR + 3.50%, 8.83% (A), 04/14/2031	1,000,000	997,500
TruGreen LP Term Loan, 1-Month Term SOFR + 4.00%, 9.44% (A), 11/02/2027	1,109,993	1,055,604
WIN Waste Innovations Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 8.21% (A), 03/24/2028	1,695,416	1,577,040
		26,455,206
Communications Equipment - 0.5%
Avaya, Inc. Term Loan, 1-Month Term SOFR + 7.50%, PIK Rate 12.85%, Cash Rate 0.00%, 08/01/2028 (D)	811,128	729,001
CommScope, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.71% (A), 04/06/2026	787,632	736,765
		1,465,766
Construction & Engineering - 2.3%
Centuri Group, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 7.96% (A), 08/27/2028	363,046	362,290
Chromalloy Corp. Term Loan B, 3-Month Term SOFR + 3.75%, 9.08% (A), 03/27/2031	1,000,000	982,917
Osmose Utilities Services, Inc. Term Loan, 1-Month Term SOFR + 3.25%, 8.71% (A), 06/23/2028	1,150,525	1,141,657
Pike Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 8.46% (A), 01/21/2028	1,808,422	1,815,204
Refficiency Holdings LLC Term Loan, 1-Month Term SOFR + 3.50%, 8.94% (A), 12/16/2027	1,074,022	1,075,697
VM Consolidated, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 8.09% (A), 03/24/2028	1,046,900	1,051,480
		6,429,245
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction Materials - 0.9%
Groundworks LLC
Term Loan, 1-Month Term SOFR + 3.50%, 8.83% (A), 03/14/2031	$ 401,166	$ 401,667
Delayed Draw Term Loan, 1-Month Term SOFR + 3.50%, 8.83% (A), 03/14/2031	11,813	11,828
Quikrete Holdings, Inc.
Term Loan B1, 1-Month Term SOFR + 2.25%, 7.59% (A), 03/19/2029	342,143	342,955
Term Loan B, 1-Month Term SOFR + 2.50%, 7.84% (A), 04/14/2031	1,621,191	1,626,055
		2,382,505
Consumer Finance - 0.1%
Nuvei Technologies Corp. Term Loan, 1-Month Term SOFR + 3.00%, 8.44% (A), 12/19/2030	223,875	224,225
Consumer Staples Distribution & Retail - 0.7%
Quirch Foods Holdings LLC Term Loan, 3-Month Term SOFR + 5.00%, 10.64% (A), 10/27/2027	967,287	916,505
Solina Bidco Term Loan B, 3-Month Term SOFR + 3.75%, 9.09% (A), 03/07/2029	1,000,000	1,003,750
		1,920,255
Containers & Packaging - 5.6%
Anchor Glass Container Corp. Term Loan, 3-Month Term SOFR + 5.00%, 10.59% (A), 12/07/2025	631,357	457,734
Anchor Packaging, Inc. Term Loan, 3-Month Term SOFR + 3.75%, 9.09% (A), 07/18/2029	1,742,167	1,744,345
Berlin Packaging LLC Term Loan B, 1-Month Term SOFR + 3.75%, 3-Month Term SOFR + 3.75%, 9.08% (A), 06/09/2031	1,717,632	1,724,073
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.68%, 9.12% (A), 04/13/2029	1,421,000	1,421,355
Klockner-Pentaplast of America, Inc. Term Loan B, 6-Month Term SOFR + 4.73%, 10.27% (A), 02/12/2026	580,500	545,187
Plaze, Inc. Term Loan, 1-Month Term SOFR + 3.75%, 9.21% (A), 08/03/2026	241,250	225,870
Pregis TopCo Corp.
Term Loan, 1-Month Term SOFR + 4.00%, 9.46% (A), 07/31/2026	364,688	366,055
	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Pregis TopCo Corp. (continued)
1st Lien Term Loan, 1-Month Term SOFR + 4.00%, 9.34% (A), 07/31/2026	$ 1,542,643	$ 1,546,981

Pretium Packaging LLC Term Loan A, 3-Month Term SOFR + 5.00%, PIK Rate 2.50%, Cash Rate 0.00%, 10/02/2028 (D)	1,372,303	1,404,037
Proampac PG Borrower LLC Term Loan, 3-Month Term SOFR + 4.00%, 9.30% (A), 09/15/2028	1,954,165	1,959,051
Reynolds Group Holdings, Inc. Term Loan B3, 1-Month Term SOFR + 2.50%, 7.84% (A), 09/24/2028	1,828,931	1,833,218
Tosca Services LLC Term Loan, 3-Month Term SOFR + 3.50%, 9.01% (A), 08/18/2027 (E)	684,965	593,636
Trident TPI Holdings, Inc. Term Loan B6, 3-Month Term SOFR + 4.00%, 9.33% (A), 09/15/2028 (C)	1,850,047	1,859,087
		15,680,629
Distributors - 1.6%
Canister International Group, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 9.34% (A), 03/13/2029	1,000,000	1,004,375
Core & Main LP Term Loan B, 3-Month Term SOFR + 2.25%, 7.59% (A), 02/09/2031	199,000	199,249
Gloves Buyer, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 9.46% (A), 12/29/2027	1,396,391	1,392,900
Veritiv Corp. Term Loan B, 3-Month Term SOFR + 4.50%, 9.83% (A), 11/30/2030	2,000,000	2,001,876
		4,598,400
Diversified Consumer Services - 0.9%
Mister Car Wash Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.00%, 8.34% (A), 03/27/2031	750,000	752,227
Pre-Paid Legal Services, Inc. Term Loan, 1-Month Term SOFR + 3.75%, 9.21% (A), 12/15/2028	1,723,256	1,722,298
		2,474,525
Diversified Telecommunication Services - 0.9%
Aventiv Technologies LLC Term Loan 2, 3-Month Term SOFR + 7.50%, 13.10% (A), 07/31/2025 (F)	473,485	473,485
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services (continued)
Global Tel*Link Corp. 1st Lien Term Loan, 1-Month Term SOFR + 4.25%, 9.69% (A), 11/29/2025	$ 805,457	$ 789,348
Lorca Holdco Ltd. Term Loan, 3-Month Term SOFR + 3.50%, 8.83% (A), 03/25/2031	374,063	372,660
Lumen Technologies, Inc.
Term Loan B1, 1-Month Term SOFR + 2.35%, 7.81% (A), 04/15/2029	118,911	88,759
Term Loan B2, 1-Month Term SOFR + 2.35%, 7.81% (A), 04/15/2030	118,911	86,309

Zayo Group Holdings, Inc. Term Loan, 1-Month Term SOFR + 3.00%, 8.46% (A), 03/09/2027	650,000	578,500
		2,389,061
Electric Utilities - 0.5%
Kohler Energy Co. LLC Term Loan B, 3-Month Term SOFR + 4.75%, 10.08% (A), 05/01/2031	1,300,000	1,310,292
Electrical Equipment - 0.2%
C&D Technologies, Inc. Term Loan B, 1-Month Term SOFR + 5.75%, 11.21% (A), 12/20/2025	524,220	519,851
Electronic Equipment, Instruments & Components - 0.9%
GoTo Group, Inc. Term Loan , 1-Month Term SOFR + 4.75% , 10.18% (A),04/28/2028	913,645	627,086

Roper Industrial Products Investment Co. LLC Term Loan B, 1-Month Term SOFR + 3.25%, 8.58% (A), 11/22/2029	1,781,312	1,784,429
		2,411,515
Energy Equipment & Services - 0.4%
Star Holding LLC 1st Lien Term Loan B, TBD, 07/18/2031 (B)(C)	1,000,000	988,750
Financial Services - 1.0%
AlixPartners LLP Term Loan B, 1-Month Term SOFR + 2.50%, 7.96% (A), 02/04/2028	1,474,600	1,480,130
	Principal	Value
LOAN ASSIGNMENTS (continued)
Financial Services (continued)
Castlelake Aviation Ltd. Term Loan B, 3-Month Term SOFR + 2.50%, 7.84% (A), 10/22/2026	$ 703,362	$ 705,218
Russell Investments US Inst'l Holdco, Inc. PIK Term Loan, 3-Month Term SOFR + 6.50%, PIK Rate 1.50%, Cash Rate 0.00%, 05/30/2027 (D)	741,694	652,691
		2,838,039
Food Products - 4.3%
8th Avenue Food & Provisions, Inc.
Term Loan, 1-Month Term SOFR + 4.75%, 10.21% (A), 10/01/2025	639,905	601,511
1st Lien Term Loan, 1-Month Term SOFR + 3.75%, 9.21% (A), 10/01/2025	1,354,937	1,277,028

B&G Foods, Inc. Term Loan B, TBD, 10/10/2029 (B)(C)	750,000	742,098
BCPE North Star US HoldCo 2, Inc. Term Loan, 1-Month Term SOFR + 4.00%, Prime Rate + 3.00%, 9.46% (A), 06/09/2028	994,888	925,246
Chef's Warehouse Leasing Co. LLC Term Loan B, 1-Month Term SOFR + 4.00%, 9.34% (A), 08/23/2029	156,329	156,426
Chobani LLC Term Loan, 1-Month Term SOFR + 3.75%, 9.08% (A), 10/25/2027	248,750	249,683
Del Monte Foods, Inc. Term Loan, 3-Month Term SOFR + 4.25%, 9.74% (A), 05/16/2029 (E)	585,168	438,584
Fiesta Purchaser, Inc. Term Loan B, 1-Month Term SOFR + 4.00%, 9.34% (A), 02/12/2031	1,200,000	1,206,150
Max US Bidco, Inc. Term Loan B, 1-Month Term SOFR + 5.00%, 10.34% (A), 10/02/2030	748,125	702,614
Nomad Foods US LLC Term Loan B4, 3-Month Term SOFR + 2.50%, 7.81% (A), 11/12/2029	1,980,000	1,980,000
Snacking Investments Bidco Pty. Ltd. Term Loan, 1-Month Term SOFR + 4.00%, 9.34% (A), 12/18/2026	1,978,098	1,978,593
Upfield BV Term Loan B7, 3-Month Term SOFR + 4.75%, 6-Month Term SOFR + 4.75%, 10.25% (A), 01/02/2028	1,737,757	1,742,535
		12,000,468
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Ground Transportation - 0.6%
Avis Budget Car Rental LLC Term Loan C, 1-Month Term SOFR + 3.00%, 8.44% (A), 03/16/2029	$ 886,208	$ 886,577
Hertz Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 9.10% (A), 06/30/2028	993,753	897,690
		1,784,267
Health Care Equipment & Supplies - 0.2%
Bausch & Lomb Corp. Term Loan, 1-Month Term SOFR + 3.25%, 8.70% (A), 05/10/2027	637,000	624,977
Health Care Providers & Services - 6.8%
AHP Health Partners, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.71% (A), 08/24/2028	1,212,535	1,216,173
Charlotte Buyer, Inc. Term Loan B, 1-Month Term SOFR + 4.75%, 10.08% (A), 02/11/2028	1,280,500	1,286,102
Dermatology Intermediate Holdings III, Inc.
Term Loan B, 3-Month Term SOFR + 4.25%, 9.50% (A), 03/30/2029	980,298	945,988
Term Loan B, 3-Month Term SOFR + 5.50%, 10.75% (A), 03/30/2029	598,500	582,540

Heartland Dental LLC Term Loan, 1-Month Term SOFR + 4.50%, 9.84% (A), 04/28/2028	1,487,509	1,483,791
LifePoint Health, Inc.
Term Loan B, 3-Month Term SOFR + 4.00%, 9.33% (A), 05/17/2031	500,000	501,000
Term Loan B, 3-Month Term SOFR + 4.75%, 10.05% (A), 11/16/2028	744,135	747,517

Medline Borrower LP Term Loan B, 1-Month Term SOFR + 2.75%, 8.09% (A), 10/23/2028	1,763,258	1,767,966
Midwest Physician Administrative Services LLC Term Loan, 3-Month Term SOFR + 3.25%, 8.85% (A), 03/12/2028	409,979	360,782
Pacific Dental Services LLC Term Loan B, 1-Month Term SOFR + 3.25%, 8.58% (A), 03/15/2031	1,500,214	1,503,652
Packaging Coordinators Midco, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.58% (A), 11/30/2027	2,247,076	2,254,700
	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)

Quorum Health Corp. Term Loan, 3-Month Term SOFR + 8.25%, 13.65% (A), 04/29/2025	$ 1,109,988	$ 821,391
Radnet Management, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 7.78% (A), 04/18/2031	1,000,000	1,003,393
Sound Inpatient Physicians Term Loan A, 3-Month Term SOFR + 5.50%, PIK Rate 1.00%, Cash Rate 0.00%, 06/28/2028 (D)	1,000,778	1,010,785
Star Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.75%, 9.08% (A), 09/27/2030	1,996,250	1,997,855
Surgery Center Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 8.10% (A), 12/19/2030	1,496,250	1,499,429
		18,983,064
Health Care Technology - 1.1%
Athenahealth Group, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.59% (A), 02/15/2029	1,092,071	1,088,488
Cotiviti Corp. Term Loan B, 7.63% (A), 05/01/2031	2,000,000	1,986,250
		3,074,738
Hotels, Restaurants & Leisure - 6.5%
19th Holdings Golf LLC Term Loan B, 1-Month Term SOFR + 3.25%, 8.68% (A), 02/07/2029	500,000	490,938
Bally's Corp. Term Loan B, 3-Month Term SOFR + 3.25%, 8.79% (A), 10/02/2028	1,576,993	1,506,566
Caesars Entertainment, Inc.
Term Loan B1, 3-Month Term SOFR + 2.75%, 8.10% (A), 02/06/2031	1,995,000	1,996,424
Term Loan B, 3-Month Term SOFR + 2.75%, 8.10% (A), 02/06/2030	520,978	521,955

Carnival Corp. Term Loan B2, 1-Month Term SOFR + 2.75%, 8.09% (A), 08/08/2027	764,959	768,147
Dave & Buster's, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.63% (A), 06/29/2029	992,512	994,994
Fertitta Entertainment LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.08% (A), 01/27/2029	373,092	373,674
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)

Flynn Restaurant Group LP Term Loan B, 1-Month Term SOFR + 4.25%, 9.71% (A), 12/01/2028	$ 1,442,432	$ 1,444,235
Hilton Domestic Operating Co., Inc. Term Loan B4, 1-Month Term SOFR + 1.75%, 7.10% (A), 11/08/2030	250,000	250,261
Hilton Grand Vacations Borrower LLC Term Loan B, 1-Month Term SOFR + 2.50%, 7.84% (A), 08/02/2028	725,512	725,512
IRB Holding Corp. Term Loan B, 1-Month Term SOFR + 2.75%, 8.19% (A), 12/15/2027	1,496,250	1,496,561
Light and Wonder International, Inc. Term Loan B2, 3-Month Term SOFR + 2.25%, 7.58% (A), 04/14/2029	500,000	500,357
PENN Entertainment, Inc. Term Loan B, 1-Month Term SOFR + 2.75%, 8.19% (A), 05/03/2029	1,323,000	1,327,226
Scientific Games Holdings LP Term Loan B, 3-Month Term SOFR + 3.00%, 8.32% (A), 04/04/2029	1,744,098	1,740,282
Travel & Leisure Co. Term Loan B, 1-Month Term SOFR + 3.25%, 8.70% (A), 12/14/2029	995,000	998,316
Whatabrands LLC Term Loan B, 1-Month Term SOFR + 2.75%, 8.09% (A), 08/03/2028	1,333,071	1,333,996
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 8.21% (A), 05/18/2025	1,583,589	1,584,578
		18,054,022
Household Durables - 1.1%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 1-Month Term SOFR + 3.50%, 8.84% (A), 07/31/2028	1,496,250	1,499,991
Libbey Glass, Inc. Term Loan, 3-Month Term SOFR + 6.50%, 11.93% (A), 11/22/2027	541,026	536,067
Solis IV BV Term Loan B1, 3-Month Term SOFR + 3.50%, 8.84% (A), 02/26/2029	980,000	967,341
		3,003,399
Household Products - 0.2%
Energizer Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 7.35% (A), 12/22/2027	694,749	694,922
	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance - 2.3%
Acrisure LLC Term Loan B1, 3-Month Term SOFR + 3.00%, 8.34% (A), 02/15/2027	$ 1,494,819	$ 1,492,950
Alliant Holdings Intermediate LLC Term Loan B6, 1-Month Term SOFR + 3.50%, 8.85% (A), 11/06/2030	1,421,209	1,426,835
Broadstreet Partners, Inc. Term Loan B4, 1-Month Term SOFR + 3.25%, 8.59% (A), 06/14/2031	2,070,588	2,073,176
Sedgwick Claims Management Services, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 8.25% (A), 02/24/2028 (C)	500,000	500,156
Truist Insurance Holdings LLC 1st Lien Term Loan, 3-Month Term SOFR + 3.25%, 8.58% (A), 05/06/2031	855,000	856,425
		6,349,542
Internet & Catalog Retail - 0.3%
TripAdvisor, Inc. Term Loan, 1-Month Term SOFR + 2.75%, 8.09% (A), 07/08/2031	750,000	748,750
IT Services - 1.2%
Conduent Business Services LLC Term Loan B, 1-Month Term SOFR + 4.25%, 9.71% (A), 10/16/2028	580,341	580,341
Modena Buyer LLC Term Loan, 3-Month Term SOFR + 4.50%, 9.83% (A), 07/01/2031	1,000,000	961,250
Peraton Corp. Term Loan B, 1-Month Term SOFR + 3.75%, 9.19% (A), 02/01/2028	751,601	751,287
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 8.20% (A), 05/15/2028	1,309,577	604,588
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 11.70% (A), 05/15/2028	343,335	346,125
		3,243,591
Leisure Products - 1.0%
Amer Sports Co. Term Loan, 3-Month Term SOFR + 3.25%, 8.58% (A), 02/17/2031	997,500	995,630
Recess Holdings, Inc. Term Loan B, 3-Month Term SOFR + 4.50%, 9.75% (A), 02/20/2030	1,721,938	1,731,623
		2,727,253
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery - 2.2%
Alliance Laundry Systems LLC Term Loan B, 1-Month Term SOFR + 3.50%, 3-Month Term SOFR + 3.50%, 8.90% (A), 10/08/2027	$ 930,288	$ 934,940
CPM Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.50%, 9.84% (A), 09/28/2028	1,673,931	1,645,159
Filtration Group Corp. Term Loan, 1-Month Term SOFR + 3.50%, 8.96% (A), 10/21/2028	1,945,000	1,955,211
Safety Products/JHC Acquisition Corp.
1st Lien Term Loan, TBD, 06/28/2026 (B)(C)	711,793	710,014
Delayed Draw Term Loan, TBD, 06/28/2026 (B)(C)	38,482	38,386

Tiger Acquisition LLC Term Loan, 1-Month Term SOFR + 3.25%, 8.69% (A), 06/01/2028 (C)	863,165	859,523
		6,143,233
Media - 4.8%
Arches Buyer, Inc. Term Loan B, 1-Month Term SOFR + 3.25%, 8.69% (A), 12/06/2027	499,686	477,408
Cogeco Communications Finance LP
Term Loan B, 1-Month Term SOFR + 2.50%, 7.96% (A), 09/01/2028	478,926	462,762
Term Loan B, TBD, 09/18/2030 (B)(C)	500,000	474,464

Coral-US Co-Borrower LLC Term Loan B6, 1-Month Term SOFR + 3.00%, 8.44% (A), 10/15/2029	706,917	698,333
EW Scripps Co. Term Loan B2, 1-Month Term SOFR + 2.56%, 8.02% (A), 05/01/2026	187,614	180,813
MH Sub I LLC Term Loan, 1-Month Term SOFR + 4.25%, 9.59% (A), 05/03/2028 (C)	2,094,436	2,089,418
Mission Broadcasting, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 7.96% (A), 06/02/2028	634,165	635,807
NEP Group, Inc.
Term Loan B, 1-Month Term SOFR + 3.25%, PIK Rate 1.50%, Cash Rate 0.00%, 08/19/2026 (D)	774,569	727,819
	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
NEP Group, Inc. (continued)
Term Loan B, 1-Month Term SOFR + 4.00%, PIK Rate 1.50%, Cash Rate 0.00%, 08/19/2026 (D)	$ 500,665	$ 470,625

Simon & Schuster, Inc. Term Loan B, 3-Month Term SOFR + 4.00%, 9.26% (A), 10/30/2030	448,875	450,278
Sinclair Television Group, Inc.
Term Loan B2B, 3-Month Term SOFR + 2.50%, 8.01% (A), 09/30/2026	963,097	908,682
Term Loan B4, 1-Month Term SOFR + 3.75%, 9.19% (A), 04/21/2029	245,000	172,357
Univision Communications, Inc.
Term Loan B, 1-Month Term SOFR + 3.50%, 8.96% (A), 01/23/2029 (C)	1,075,000	1,045,886
1st Lien Term Loan B, 1-Month Term SOFR + 3.25%, 8.71% (A), 03/16/2026 (C)	853,531	852,582
Term Loan B, 1-Month Term SOFR + 3.25%, 8.71% (A), 01/31/2029	146,625	142,410

UPC Financing Partnership Term Loan AX, 1-Month Term SOFR + 3.00%, 8.44% (A), 01/31/2029	1,477,285	1,470,083
Virgin Media Bristol LLC Term Loan Q, 1-Month Term SOFR + 3.25%, 8.69% (A), 01/31/2029	1,482,278	1,420,869
Ziggo Financing Partnership Term Loan I, TBD, 04/30/2028 (B)(C)	769,000	755,182
		13,435,778
Oil, Gas & Consumable Fuels - 2.2%
Apro LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.08% (A), 07/09/2031	2,000,000	2,007,500
BW Gas & Convenience Holdings LLC Term Loan B, 1-Month Term SOFR + 3.50%, 8.96% (A), 03/31/2028	1,081,452	1,080,101
Delek US Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 8.94% (A), 11/19/2029	784,541	785,381
EG Group Ltd. Term Loan B, 3-Month Term SOFR + 5.50%, 11.07% (A), 02/07/2028	1,382,610	1,372,240
Par Petroleum LLC Term Loan B, 3-Month Term SOFR + 3.75%, 9.06% (A), 02/28/2030	980,038	984,938
		6,230,160
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Paper & Forest Products - 0.6%
Domtar Corp. Term Loan B, 1-Month Term SOFR + 5.50%, 10.96% (A), 11/30/2028	$ 923,023	$ 907,447
Pixelle Receivables SPE LLC Term Loan, 1-Month Term SOFR + 7.00%, 12.34% (A), 06/12/2025	862,313	862,313
		1,769,760
Passenger Airlines - 0.2%
United Airlines, Inc. Term Loan B, 3-Month Term SOFR + 2.75%, 8.03% (A), 02/22/2031	498,750	500,442
Personal Care Products - 1.1%
Conair Holdings LLC Term Loan B, 1-Month Term SOFR + 3.75%, 9.21% (A), 05/17/2028	994,885	960,064
kdc/one Development Corp., Inc. Term Loan B, 1-Month Term SOFR + 4.50%, 9.84% (A), 08/15/2028	1,498,750	1,504,059
Kronos Acquisition Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 9.31% (A), 06/27/2031	633,358	623,405
		3,087,528
Pharmaceuticals - 2.7%
Amneal Pharmaceuticals LLC
Term Loan B, 1-Month Term SOFR + 5.50%, 10.84% (A), 05/04/2028	1,234,375	1,243,633
Term Loan B, 1-Month Term SOFR + 3.50%, 8.96% (A), 05/04/2025	906,260	904,900

Bausch Health Cos., Inc. Term Loan B, 1-Month Term SOFR + 5.25%, 10.69% (A), 02/01/2027	675,000	626,063
Curium BidCo SARL Term Loan B, 3-Month Term SOFR + 4.00%, 9.33% (A), 07/31/2029	1,780,802	1,786,367
IVC Acquisition Ltd. Term Loan B, 3-Month Term SOFR + 4.75%, 10.08% (A), 12/12/2028	1,243,758	1,248,422
Organon & Co. Term Loan B, 1-Month Term SOFR + 2.50%, 7.83% (A), 05/19/2031	298,548	299,108
Southern Veterinary Partners LLC Term Loan, 1-Month Term SOFR + 3.75%, 9.09% (A), 10/05/2027	1,496,134	1,502,991
		7,611,484
	Principal	Value
LOAN ASSIGNMENTS (continued)
Professional Services - 2.3%
Ankura Consulting Group LLC Term Loan, 6-Month Term SOFR + 4.25%, 9.39% (A), 03/17/2028	$ 1,289,808	$ 1,293,435
Dun & Bradstreet Corp. Term Loan B, 1-Month Term SOFR + 2.75%, 8.10% (A), 01/18/2029	1,080,886	1,082,431
Ensemble RCM LLC Term Loan B, 3-Month Term SOFR + 3.00%, 8.25% (A), 08/01/2029	998,750	1,001,996
Grant Thornton Advisors LLC Term Loan B, 3-Month Term SOFR + 3.25%, 8.60% (A), 06/02/2031	400,000	400,875
GTCR W Merger Sub LLC Term Loan B, 3-Month Term SOFR + 3.00%, 8.33% (A), 01/31/2031	250,000	250,000
KUEHG Corp. Term Loan B, 3-Month Term SOFR + 4.50%, 9.83% (A), 06/12/2030	1,740,007	1,746,669
VT Topco, Inc. Term Loan B, 1-Month Term SOFR + 3.50%, 8.84% (A), 08/09/2030	497,503	499,369
		6,274,775
Real Estate Management & Development - 0.4%
Cushman & Wakefield US Borrower LLC
Term Loan B, 1-Month Term SOFR + 3.00%, 8.34% (A), 01/31/2030	737,578	736,656
Term Loan B, 1-Month Term SOFR + 2.75%, 8.21% (A), 08/21/2025	36,885	36,870

RE/MAX International, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 7.96% (A), 07/21/2028	498,715	472,844
		1,246,370
Software - 4.8%
Banff Merger Sub, Inc.
Term Loan, TBD, 12/29/2028 (B)(C)	1,218,903	1,212,428
Term Loan B, TBD, 07/03/2031 (B)(C)	500,000	497,563

Central Parent, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.58% (A), 07/06/2029	1,238,750	1,225,674
Cornerstone OnDemand, Inc. Term Loan, 1-Month Term SOFR + 3.75%, 9.21% (A), 10/16/2028	733,125	689,137
Dayforce, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 7.84% (A), 02/26/2031	500,000	500,625
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)

Drake Software LLC Term Loan B, 3-Month Term SOFR + 4.25%, 9.59% (A), 06/26/2031	$ 1,700,000	$ 1,657,500
Epicor Software Corp. Term Loan, 1-Month Term SOFR + 3.25%, 8.59% (A), 05/23/2031	2,375,729	2,390,349
Helios Software Holdings, Inc. Term Loan, 3-Month Term SOFR + 3.75%, 9.08% (A), 07/18/2030	248,750	248,543
Magenta Buyer LLC 1st Lien Term Loan, 3-Month Term SOFR + 5.00%, 10.51% (A), 07/27/2028	1,105,228	536,036
Open Text Corp. Term Loan B, 1-Month Term SOFR + 2.25%, 7.59% (A), 01/31/2030	619,589	622,687
Sophia LP Term Loan B, 1-Month Term SOFR + 3.50%, 8.94% (A), 10/09/2029	2,090,326	2,107,310
UKG, Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.55% (A), 02/10/2031	1,572,494	1,576,805
		13,264,657
Specialty Retail - 3.8%
Belron Finance US LLC Term Loan, 3-Month Term SOFR + 2.00%, 7.51% (A), 04/13/2028	992,308	993,548
Driven Holdings LLC Term Loan B, 1-Month Term SOFR + 3.00%, 8.46% (A), 12/17/2028	911,167	903,195
Great Outdoors Group LLC Term Loan B1, 1-Month Term SOFR + 3.75%, 9.21% (A), 03/06/2028	1,443,487	1,441,282
Mavis Tire Express Services Corp. Term Loan B, TBD, 05/04/2028 (B)(C)	1,873,555	1,876,157
Michaels Cos., Inc. Term Loan B, 3-Month Term SOFR + 4.25%, 9.85% (A), 04/15/2028	598,457	487,577
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.85% (A), 03/03/2028	805,682	743,040
PetSmart, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 9.19% (A), 02/11/2028	2,146,499	2,125,570
	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail (continued)
Rent-A-Center, Inc. 1st Lien Term Loan B, 3-Month Term SOFR + 2.75%, 8.00% (A), 02/17/2028	$ 1,317,045	$ 1,318,691
Staples, Inc. Term Loan B, 3-Month Term SOFR + 5.75%, 11.08% (A), 09/04/2029	650,000	603,687
		10,492,747
Technology Hardware, Storage & Peripherals - 0.6%
Aventiv Technologies LLC Term Loan, 3-Month Term SOFR + 7.50%, 13.10% (A), 07/31/2025	377,841	379,730
NCR Atleos LLC Term Loan B, 1-Month Term SOFR + 4.75%, 3-Month Term SOFR + 4.75%, 10.10% (A), 03/27/2029	1,415,025	1,430,060
		1,809,790
Textiles, Apparel & Luxury Goods - 2.2%
ABG Intermediate Holdings 2 LLC Term Loan B, 1-Month Term SOFR + 2.75%, 8.09% (A), 12/21/2028	2,023,924	2,030,882
Hanesbrands, Inc. Term Loan B, 1-Month Term SOFR + 3.75%, 9.09% (A), 03/08/2030	1,488,694	1,491,175
Varsity Brands LLC Term Loan B, TBD, 07/25/2031 (B)(C)	1,250,000	1,243,438
Varsity Brands, Inc. Term Loan, 1-Month Term SOFR + 5.00%, 10.46% (A), 12/15/2026	1,386,443	1,454,465
		6,219,960
Transportation Infrastructure - 0.5%
First Student Bidco, Inc.
Term Loan C, 3-Month Term SOFR + 3.00%, 8.60% (A), 07/21/2028	108,483	108,596
Term Loan B, 3-Month Term SOFR + 3.00%, 8.60% (A), 07/21/2028	355,719	356,089
Term Loan B, 3-Month Term SOFR + 4.00%, 8.43% (A), 07/21/2028	997,417	999,080
		1,463,765
Wireless Telecommunication Services - 0.3%
Altice France SA Term Loan B14, 3-Month Term SOFR + 5.50%, 10.80% (A), 08/15/2028	974,775	739,854
Total Loan Assignments (Cost $246,259,293)		243,473,857
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES - 5.7%
Capital Markets - 0.2%
ION Trading Technologies SARL
5.75%, 05/15/2028 (G)	$ 500,000	$ 462,159
Commercial Services & Supplies - 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/2026 (G)	100,000	99,871
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028 (G)	200,000	184,172
GFL Environmental, Inc.
5.13%, 12/15/2026 (G)	1,000,000	992,088
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026 (G)	1,000,000	999,105
		2,275,236
Construction Materials - 0.4%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (G)	1,000,000	990,488
Containers & Packaging - 0.3%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028 (G)	500,000	469,466
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (G)	500,000	472,089
		941,555
Food Products - 0.7%
B&G Foods, Inc.
8.00%, 09/15/2028 (G)	2,000,000	2,037,682
Health Care Providers & Services - 0.9%
LifePoint Health, Inc.
11.00%, 10/15/2030 (G)	500,000	560,945
Tenet Healthcare Corp.
5.13%, 11/01/2027	1,000,000	983,259
6.13%, 06/15/2030	1,000,000	1,003,397
		2,547,601
Household Products - 0.4%
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/2031 (G)	1,000,000	1,008,458
Insurance - 0.2%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030 (G)	500,000	507,506
IT Services - 0.3%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (G)	750,000	710,992
Media - 0.5%
CSC Holdings LLC
5.38%, 02/01/2028 (G)	750,000	595,145
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (G)	$ 250,000	$ 208,039
6.75%, 10/15/2027 (G)	760,000	708,244
		1,511,428
Personal Care Products - 0.5%
Coty, Inc.
5.00%, 04/15/2026 (G)	1,400,000	1,385,060
Pharmaceuticals - 0.1%
Organon & Co./Organon Foreign Debt Co- Issuer BV
4.13%, 04/30/2028 (G)	250,000	234,654
Software - 0.4%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75%, 05/01/2029 (G)	1,214,000	1,253,391
Total Corporate Debt Securities (Cost $15,911,836)		15,866,210
ASSET-BACKED SECURITIES - 2.8%
Anchorage Capital CLO 17 Ltd.
Series 2021-17A, Class A1, 3-Month Term SOFR + 1.43%, 6.73% (A), 07/15/2034 (G)	1,500,000	1,500,840
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR, 3-Month Term SOFR + 1.25%, 6.54% (A), 01/17/2033 (G)	1,000,000	1,000,751
ICG US CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 6.74% (A), 10/20/2034 (G)	1,500,000	1,502,095
Palmer Square CLO Ltd.
Series 2021-2A, Class A, 3-Month Term SOFR + 1.41%, 6.71% (A), 07/15/2034 (G)	1,500,000	1,502,703
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 6.51% (A), 04/16/2031 (G)	770,632	771,557
Venture 43 CLO Ltd.
Series 2021-43A, Class A1, 3-Month Term SOFR + 1.50%, 6.80% (A), 04/15/2034 (G)	1,490,000	1,490,831
Total Asset-Backed Securities (Cost $7,706,139)		7,768,777

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.1%
U.S. Fixed Income Funds - 1.1%
Invesco Senior Loan ETF	77,640	1,630,440
SPDR Blackstone Senior Loan ETF	39,065	1,630,964
Total Exchange-Traded Funds (Cost $3,259,871)		3,261,404
Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS - 0.2%
Household Durables - 0.1%
API Heat Transfer Intermediate Corp. (F)(H)(I)(J)	889,572	$ 1
LG Parent Holding Co. (F)(H)	30,405	133,022
		133,023
Metals & Mining - 0.0% (K)
Phoenix Services International LLC (F)(H)(I)(L)	14,948	67,266
Software - 0.1%
Avaya Holdings Corp. (F)(H)	41,536	280,368
Total Common Stocks (Cost $957,844)		480,657
PREFERRED STOCK - 0.0%
Household Durables - 0.0%
API Heat Transfer Intermediate Corp., 0.00% (F)(H)(I)(J)	189,500	0
Total Preferred Stock (Cost $189,500)		0

Principal	Value
REPURCHASE AGREEMENT - 3.1%
Fixed Income Clearing Corp.,
2.50% (M), dated 07/31/2024, to be
repurchased at $8,551,633 on 08/01/2024.
Collateralized by a U.S. Government
Obligation, 5.00%, due 09/30/2025, and
with a value of $8,722,123.
$ 8,551,039	$ 8,551,039
Total Repurchase Agreement (Cost $8,551,039)	8,551,039
Total Investments (Cost $282,835,522)	279,401,944
Net Other Assets (Liabilities) - (0.3)%	(859,894)
Net Assets - 100.0%	$ 278,542,050
INVESTMENT VALUATION:

Valuation Inputs (N)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Loan Assignments	$—	$243,473,857	$—	$243,473,857
Corporate Debt Securities	—	15,866,210	—	15,866,210
Asset-Backed Securities	—	7,768,777	—	7,768,777
Exchange-Traded Funds	3,261,404	—	—	3,261,404
Common Stocks	—	413,390	67,267	480,657
Preferred Stock	—	—	0	0
Repurchase Agreement	—	8,551,039	—	8,551,039
Total Investments	$3,261,404	$276,073,273	$67,267	$279,401,944

Transfers
Investments	Transfer from Level 1 to Level 3	Transfer from Level 3 to Level 1	Transfer from Level 2 to Level 3	Transfer from Level 3 to Level 2
Common Stocks(L)	$—	$—	$67,266	$—
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)	All or a portion of the security represents an unsettled loan commitment at July 31, 2024 where the rate will be determined at time of settlement.
(C)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(D)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

Transamerica Funds

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)	Restricted security. At July 31, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Loan Assignments	Del Monte Foods, Inc. Term Loan, 3-Month Term SOFR + 4.25%, 9.74%, 05/16/2029	02/15/2022 - 01/02/2023	$580,138	$438,584	0.2%
Loan Assignments	Tosca Services LLC Term Loan, 3-Month Term SOFR + 3.50%, 9.01%, 08/18/2027	02/19/2021 - 04/01/2021	684,965	593,636	0.2
			$1,265,103	$1,032,220	0.4%

(F)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2024, the total value of the securities is $954,142, representing 0.3% of the Fund’s net assets.
(G)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $21,648,331, representing 7.8% of the Fund's net assets.

(H)	Non-income producing security.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	Security deemed worthless.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(M)	Rate disclosed reflects the yield at July 31, 2024.
(N)
The Fund recognized transfers in and out of Level 3 as of July 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of
Investments for more information regarding investment valuation and pricing inputs.

(O)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined
Transamerica Funds

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Floating Rate (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Funds

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds